Intangible Assets (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020
Intangible Assets
Schedule of Identifiable Intangible Assets

	December 31, 2020			September 30, 2020
	Cost	Accumulated Amortization	Net Book Value	Cost	Accumulated Amortization	Net Book Value
Customer relationships	$29,070	$13,865	$15,205	$29,070	$13,188	$15,882
Trade names	8,329	5,735	2,594	8,329	5,379	2,950
Non-Compete agreements	4,331	4,331	-	4,331	4,320	11
Total	$41,730	$23,931	$17,799	$41,730	$22,887	$18,843

	September 30, 2020			September 30, 2019
	Cost	Accumulated Amortization	Net Book Value	Cost	Accumulated Amortization	Net Book Value
Customer relationships	$29,070	$13,188	$15,882	$29,070	$10,321	$18,749
Trade names	8,329	5,379	2,950	8,329	3,958	4,371
Non-Compete agreements	4,331	4,320	11	4,331	3,570	761
Total	$41,730	$22,887	$18,843	$41,730	$17,849	$23,881

Schedule of Estimated Amortization Expense
Estimated Amortization Expense
Remaining Fiscal 2021	$3,044
Fiscal 2022	3,469
Fiscal 2023	2,879
Fiscal 2024	2,879
Fiscal 2025	2,741
Thereafter	2,787
$17,799

Fiscal 2021	$4,088
Fiscal 2022	3,469
Fiscal 2023	2,879
Fiscal 2024	2,879
Fiscal 2025	2,741
Thereafter	2,787
$18,843